Taxation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation (Textual)
Statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits	$ 1,428	$ 1,747
Deferred tax assets related to tax loss carry forwards	559	273
Unrecognized tax benefits of ultimately recognized, will impact the effective tax rate	1,987	1,747
Interest expenses accrued in relation to the unrecognized tax benefit
Accumulated interest expenses	298	$ 298
Income tax rate		29.12%
Borqs HK [Member]
Taxation (Textual)
Net tax operating loss from subsidiaries	$ 38,946
Net tax operating loss expiration term, description	Will not expire.
Profits tax rate	16.50%	16.50%	16.50%
Borqs India [Member]
Taxation (Textual)
Income tax expense	$ 124	$ 331	$ 2,342
Income tax rate	29.12%	29.12%	32.45%
Borqs Beijing [Member]
Taxation (Textual)
Income tax preferential rate, description	BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate, which will expire in July 2018. BORQS Beijing has successfully renewed the HNTE certificate in September 2018 with effective term of three years until 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2017, 2018 and 2019, BORQS Beijing enjoyed a preferential tax rate of 15%.
Yuantel Telecom [Member]
Taxation (Textual)
Income tax preferential rate, description	Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2017, 2018 and 2019, Yuantel Telecom enjoyed a preferential tax rate of 15%.
EIT [Member]
Taxation (Textual)
Statutory income tax rate	25.00%
PRC [Member]
Taxation (Textual)
Statutory income tax rate	25.00%
Net tax operating loss from subsidiaries	$ 23,029
Net tax operating loss expiration term, description	Expire from 2020 to 2029.
Withholding tax rate	10.00%